Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Value added tax	$ 259
Prepaid expenses	122	63
Tax receivables		2
Other	4
Total prepaid expenses and other current assets	$ 385	$ 65